Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (17,981,164)	$ (32,920,724)	$ (23,124,402)
Adjusted to reconcile net loss to cash used in operating activities
Depreciation and amortization	4,881,946	3,953,328	2,062,499
Amortization of land use right	214,499	217,977	126,042
Share-based compensation	972,743	2,145,801	2,729,969
Deferred tax (benefits) expenses	(446)	(454)	807,412
Interest expense	166,999	575,075	213,823
Investment (income) losses	(198,176)	1,170,974	3,618,847
Provision for credit loss	113,854	3,428,033	2,887,754
Impairment of inventory	3,959,304	7,238,819	2,711,158
Impairment of intangible assets		3,151,467	2,650,020
Amortization of finance lease right-of-use assets	622,203	338,627	213,063
Changes in operating assets and liabilities:
Accounts receivable	(20,706,075)	(4,074,715)	(1,734,486)
Note receivable	(1,592,262)	17,080	(899,481)
Due from related parties	(89,314)	(225,160)	(376,080)
Operating lease liabilities			(94,381)
Inventories	(6,241,347)	(5,095,430)	(18,747,772)
Prepaid expenses and other current assets	(1,309,420)	6,157,166	(2,894,690)
Accounts payable	17,837,613	6,133,132	12,661,801
Notes payable	12,230,606	63,504	4,014,213
Income taxes payable	19,537
Deferred revenue	1,154,441	8,724	549,274
Due to related parties	(544,274)	(295,728)	100,053
Deferred government subsidy	314,076		2,973,491
Accrued expenses and other current liabilities	822,500	729,509	(21,528)
Net cash used in operating activities	(5,352,157)	(7,282,995)	(9,573,401)
Cash flows from investing activities
Purchase of plant, property and equipment	(2,464,915)	(5,472,778)	(43,714,195)
Prepayment for finance lease right-of-use assets		(1,029,195)
Deposit paid for finance lease		(655,990)
Purchase of land use right			(197,554)
Purchase of intangible assets			(174,895)
Loans to third parties		(16,947)	(35,682)
Loans repayment by third party	16,677
Redemption of prepayment for investment	708,757
Redemption of short-term investment	2,371,942	878,000
Consideration paid for asset acquisition		(706,125)	(1,486,746)
Net cash provided by (used in) investing activities	632,461	(7,003,035)	(45,609,072)
Cash flows from financing activities
Proceeds from short-term loan	1,667,663	7,061,249
Repayment on short-term loan	(6,948,594)
Proceeds from long-term loan	27,876,982	4,236,750
Repayment on long-term loan	(4,526,391)	(240,082)
Prepayment of acquisition cost of long-term borrowings	(1,255,027)
Proceeds from long term payable, net of issuance cost	798,810	4,825,658	8,827,701
Repayment on long term payable	(4,692,271)	(4,782,564)	(887,788)
Proceeds from short-term borrowings from third parties		2,118,375
Repayments on short-term borrowings to third parties		(2,118,375)
Loans from related parties	9,145,337	3,867,883	795,554
Repayment on loans from related parties	(8,797,497)	(155,347)
Repayment on finance lease liabilities	(2,571,592)	(1,282,358)
Acquisition of non-controlling interests	(65,751)
Proceeds from capital contributions by non-controlling shareholders		148,078	37,024,594
Net cash provided by financing activities	10,631,669	13,679,267	45,760,061
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	(172,056)	(66,587)	(899,786)
Net increase (decrease) in cash, cash equivalents and restricted cash	5,739,917	(673,350)	(10,322,198)
Cash, cash equivalents and restricted cash, beginning of year	3,620,667	4,294,017	14,616,215
Cash, cash equivalents and restricted cash, end of year	9,360,584	3,620,667	4,294,017
Cash, cash equivalents and restricted cash, end of year	9,360,584	3,620,667	4,294,017
Less: restricted cash	8,096,121	2,224,722	2,638,468
Cash and cash equivalents, end of year	1,264,463	1,395,945	1,655,549
Supplemental disclosure of cash flow information
Cash paid for income tax		42	564,335
Cash paid for interest	1,868,263	1,377,302
Supplemental non cash transactions
Finance lease right-of-use assets obtained in exchange of finance lease liabilities		5,457,510
Plant, property and equipment obtained from account payable		15,771,926	2,544,488
Plant, property and equipment obtained from capital contribution by non-controlling shareholders		3,762,819
Intangible assets obtained from capital contribution by non-controlling shareholders			4,881,198
Consideration payable offset by land use right and property tax payable by Sunrise Tech original shareholder before the asset acquisition (Note 13)	$ 1,060,422